Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax liabilities:
Deferred income tax liabilities		$ (20,304)
Net deferred income tax assets (liabilities)	12,412	(20,304)
Property and equipment [Member]
Deferred income tax assets:
Deferred income tax assets	2,686	2,032
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	870	1,368
Financing costs [Member]
Deferred income tax assets:
Deferred income tax assets	3,258	1,858
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Deferred income tax assets	60,220	53,561
Secured note liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	23,092	834
Restricted interest and financing expense [Member]
Deferred income tax assets:
Deferred income tax assets	13,347	5,423
Mineral interests [Member]
Deferred income tax liabilities:
Deferred income tax liabilities	(110,519)	(85,380)
Marketable securities [Member]
Deferred income tax liabilities:
Deferred income tax liabilities	(450)
Liabilities held for distribution [Member]
Deferred income tax liabilities:
Deferred income tax liabilities	$ (19,908)